Share-based compensation - Schedule of management and director options activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses	$ 2,481	$ 4,143	$ 0	$ 6,979	$ 7,611	$ 9,800	$ 6,408
Number of options (in shares)
Outstanding (in shares)				10,981,075	10,956,838	10,956,838	0
Forfeited (in shares)						(324,599)	0
Exercised (in shares)				(60,000)		0	0
Outstanding (in shares)	11,269,911		0	11,269,911		10,981,075	10,956,838
Weighted average exercise price (in dollars per share)
Outstanding (in dollars per share)				$ 13.23	$ 13.20	$ 13.20	$ 0.00
Forfeited (in dollars per share)						$ 13.20	$ 0.00
Exercised (in dollars per share)				$ 10.00
Outstanding (in dollars per share)	$ 13.40		$ 0.00	$ 13.40		$ 13.23	$ 13.20
Management
Number of options (in shares)
Granted (in shares)				348,836		348,836	10,872,090
Weighted average exercise price (in dollars per share)
Granted (in dollars per share)				$ 18.25		$ 14.09	$ 13.20
Director
Number of options (in shares)
Granted (in shares)						0	84,748
Weighted average exercise price (in dollars per share)
Granted (in dollars per share)							$ 13.20
Management and director options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses	$ 1,700	$ 3,700		$ 5,100	$ 6,500	$ 8,300	$ 4,800
Number of options (in shares)
Outstanding (in shares)				10,981,075
Outstanding (in shares)	11,269,911			11,269,911		10,981,075
Weighted average exercise price (in dollars per share)
Outstanding (in dollars per share)				$ 13.23
Outstanding (in dollars per share)	$ 13.40			$ 13.40		$ 13.23